Notes Related to the Consolidated Statement of Income (Loss) - Summary of Nature of Deferred Taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Unrecognized deferred tax assets	€ (77,541)	€ (60,236)	€ (43,421)
Net amount	0	0	0
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	76,978	59,594	43,315
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	79	0	0
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	€ 484	€ 643	€ 106